LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS - Schedule of Liabilities Arising From Non-Participating Investment Contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	£ 45,040
At 31 December	42,975	£ 45,040
Non participating life insurance policy
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	45,040	38,452
New business	3,148	4,187
Changes in existing business	(5,213)	2,401
At 31 December	£ 42,975	£ 45,040